Equity (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Schedule of share movements

Total Ordinary Shares
Total shares as of December 31, 2017	99,444,132,192
Capitalization of retained earnings	1,572,948,922
Total shares as of December 31, 2018	101,017,081,114
Total Shares as of December 31, 2019	101,017,081,114

Schedule of shareholder's composition

As of December 31, 2018, the shareholder composition was as follows:

Corporate Name or Shareholder's Name	Shares	% of Equity Holding

Sociedad Administradora de la Obligación Subordinada SAOS S.A.	28,593,701,789	28.31
LQ Inversiones Financieras S.A.	27,460,203,382	27.18
Sociedad Matriz del Banco de Chile S.A.	12,138,573,251	12.02
Other minority shareholders	32,824,602,692	32.49
Total	101,017,081,114	100.00

As of December 31, 2019, the shareholder composition was as follows:

Corporate Name or Shareholder's Name	Shares	% of Equity Holding

LQ Inversiones Financieras S.A.	46,815,289,329	46.34
Banchile Corredores de Bolsa S.A.	5,708,422,261	5.65
Inversiones LQ-SM Limitada	4,854,988,014	4.81
Other minority shareholders	43,638,381,510	43.20
Total	101,017,081,114	100.00

Schedule of dividends declared and paid
	2017	2018	2019
Dividends on ordinary shares MCh$ (*):	342,034	374,079	356,311
Dividends per ordinary share Ch$(**):	3.50	3.76	3.53

(*)	This dividend per share is composed of the dividend paid to the Central Bank and common shareholders in the amounts of MCh$90,733 and MCh$265,578, respectively. On April 30, 2019, was paid the last installment of subordinated debt to the Central Bank.
(**)	Dividends per share are calculated by dividing the amount of the dividend paid during each year by the previous year's number of shares outstanding.

Schedule of the income and share data used in the calculation of EPS

	As of December 31,
	2017	2018	2019
Basic and diluted earnings per share:

Net profits attributable to ordinary equity holders of the Bank (MCh$)	572,080	603,633	603,744
Weighted average number of ordinary shares (*)	101,017,081,114	101,017,081,114	101,017,081,114
Earnings per share (Ch$)	5.66	5.98	5.98

(*)	During 2017 and 2018, the Bank capitalized 1,819,784,762, and 1,572,948,922 shares respectively, which are considered in the earnings per share calculation as if they had been outstanding during all periods presented.